Share-based compensation - Share option awards (Details)	12 Months Ended
	Dec. 31, 2023 yr shares installment	Dec. 31, 2022 shares yr
share-based compensation
Number of vesting installments | installment	3
Expected lives (years) | yr		6.5
Share options granted (in shares) | shares	0	0
Equity share option awards | Graded-Vesting Method
share-based compensation
Vesting period	4 years
Number of vesting installments | installment	4
Expected lives (years) | yr	10
Phantom share option awards
share-based compensation
Vesting period	30 months
Minimum | Phantom share option awards
share-based compensation
Variable payout (as a percent)	0.00%
Maximum | Share option awards
share-based compensation
Exercise period	10 years
Maximum | Phantom share option awards
share-based compensation
Variable payout (as a percent)	100.00%